Franked Investment Income Group Litigation Order - Additional Information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 GBP (£) CorporateGroup	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2015 GBP (£)
Gains Losses On Litigation Settlements [Line Items]
Tax amount on litigation settlement deduction amount				£ 300,000,000
FII GLO
Gains Losses On Litigation Settlements [Line Items]
Number of corporate groups in FII GLO | CorporateGroup	17
Litigation settlement amount, applying prudential judgement	£ 300,000,000
Litigation settlement amount received				1,200,000,000
Litigation settlement amount received after tax				£ 900,000,000
Interest related to FII GLO	13,000,000	£ 10,000,000	£ 20,000,000
Payments of litigation claim settlements	0
Minimum annual interim repayments expected to be paid on litigation settlement	£ 50,000,000